Note 9 - Stock-based Compensation - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unvested, shares under option (in shares)	397,875	42,500
Unvested, weighted average grant-date fair value (in dollars per share)	$ 2.03	$ 4.83
Granted, shares under option (in shares)	425,648	733,400
Granted, weighted average grant-date fair value (in dollars per share)	$ 5.39	$ 2.09
Vested, shares under option (in shares)	(322,437)	(378,025)
Vested, weighted average grant-date fair value (in dollars per share)	$ 3.14	$ 2.41
Forfeitures (in shares)
Forfeitures (in dollars per share)
Unvested, shares under option (in shares)	501,086	397,875
Unvested, weighted average grant-date fair value (in dollars per share)	$ 4.17	$ 2.03